RETIREMENT AND SEVERANCE BENEFITS	12 Months Ended
Mar. 31, 2015
RETIREMENT AND SEVERANCE BENEFITS
RETIREMENT AND SEVERANCE BENEFITS

10.  RETIREMENT AND SEVERANCE BENEFITS

The Company has defined benefit plans which consist primarily of the defined benefit indemnities plan covering substantially all employees in Japan. Under the severance indemnities plans, employees are entitled to severance payments based on their earnings and the length of service until retirement or termination of employment for reasons other than dismissal for cause.

Reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets for the years ended March 31, 2014 and 2015, are as follows:

	Thousands of Yen
	2014	2015
Change in benefit obligation:
Benefit obligation at beginning of year	¥15,903	¥25,268
Service cost	7,831	16,843
Interest cost	21	28
Actuarial loss	7,417	4,241
Benefits paid	(6,488)	(4,509)
Foreign currency exchange rate changes	584	119

Benefit obligation at end of year	¥25,268	¥41,990

Change in plan assets:
Fair value of plan assets at beginning of year	¥5,557	¥7,447
Employer contribution	4,490	433
Benefits paid	(3,434)	(2,821)
Foreign currency exchange rate changes	834	807

Fair value of plan assets at end of year	7,447	5,866

Funded status at end of year	¥(17,821)	¥(36,124)

The accumulated benefit obligations as of March 31, 2014 and 2015 are ¥23,411 thousand and ¥28,079 thousand, respectively.

Amounts recognized in the consolidated balance sheets as of March 31, 2014 and 2015, are as follows:

	Thousands of Yen
	2014	2015
Accrued retirement cost—current	¥5,301	¥5,037
Accrued retirement cost—noncurrent	12,520	31,087

Amount recognized	¥17,821	¥36,124

Net periodic retirement cost for the years ended March 31, 2013, 2014 and 2015, consists of the following components:

	Thousands of Yen
	2013	2014	2015
Service cost	¥7,129	¥7,831	¥16,843
Interest cost	66	21	28
Amortization of net gain (loss)	—	(174)	1,594

Net periodic retirement cost	¥7,195	¥7,678	¥18,465

Amounts recognized in other comprehensive income, net of tax, for the years ended March 31, 2013, 2014 and 2015, are as follows:

	Thousands of Yen
	2013	2014	2015
Actuarial gain (loss)	¥1,071	¥(4,886)	¥(1,703)

Amounts recognized in accumulated other comprehensive income , net of tax, as of March 31, 2014 and 2015, are as follows:

	Thousands of Yen
	2014	2015
Accumulated actuarial loss	¥(4,078)	¥(5,781)

The estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the fiscal year ending March 31, 2016 is ¥ 2,001 thousand.

The Company uses its year-end as the measurement date for the benefit obligation. Weighted-average assumptions used to determine the year-end benefit obligation are as follows:

	2014	2015
Discount rate	0.21%	0.17%
Rate of compensation increase	6.90%	3.50%

Weighted-average assumptions used to determine the net periodic retirement cost for the years ended March 31, 2013, 2014 and 2015, are as follows:

	2013	2014	2015
Discount rate	0.70%	0.26%	0.21%
Rate of compensation increase	2.77%	4.86%	6.90%

The expected future benefit payments, which reflect expected future service, are as follows:

Years ending March 31	Thousands of Yen
2016	¥5,037
2017	5,615
2018	5,718
2019	5,206
2020	4,230
2021 through 2024	11,179

The Company expects to contribute ¥5,037 thousand to its defined benefit pension plan in the year ending March 31, 2016.

Plan assets cover the defined benefit plan for employees of a certain subsidiary. The Company’s funding policy with respect to the plan is to contribute annually its employees’ monthly salary to the plan. Plan assets are life insurance pooled investment portfolios, which are managed by an insurance company and guarantee a rate of return. The life insurance pooled investment portfolios are valued at conversion value and are classified as Level 2.